summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory
Wireless handsets, parts and accessories	$ 375	$ 320
Costs of goods sold	$ 2,100	$ 2,100